RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Recoverable Taxes
Schedule of recoverable taxes

	2021	2020
Current
ICMS (VAT)	113	97
PIS/Pasep (a) (b)	329	311
Cofins (a) (b)	1,508	1,426
Others	19	16
	1,969	1,850
Non-current
ICMS (VAT) (b)	342	257
PIS/Pasep (a)	316	588
Cofins (a)	1,339	2,594
Others	—	3
	1,997	3,442
	3,966	5,292